INCOME TAXES (Summary of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Opening balance	$ 103	$ 201
Additions for prior years' tax position	10	26
Reduction of prior years' tax position due to lapse of statute of limitation	(20)	(124)
Closing balance	93	103
Included in accrued expenses and other current liabilities	39	21
Included in other long term liabilities	$ 54	$ 82